Schedule of plant and equipment (Details)	12 Months Ended
Jun. 30, 2024
Plant and equipment [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plant and equipment expected useful lives	3 years
Plant and equipment [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Plant and equipment expected useful lives	5 years
Computer equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plant and equipment expected useful lives	3 years
Computer equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Plant and equipment expected useful lives	5 years
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plant and equipment expected useful lives	3 years
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Plant and equipment expected useful lives	5 years
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Plant and equipment expected useful lives	3 years
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Plant and equipment expected useful lives	5 years